Unaudited Condensed Consolidated Statements of Cash Flows (Parenthetical) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Core structural borrowings of shareholder-financed operations
Changes in the carrying value of the structural borrowings of shareholder-financed operations are analysed as follows:
Balance at beginning of period	£ 6,280	£ 6,798
Foreign exchange movement	83	(191)
Other movements	4	7
Balance at end of period	6,367	£ 6,614
100m 8.5% undated subordinated guaranteed bonds of Scottish Amicable Finance plc
Changes in the carrying value of the structural borrowings of shareholder-financed operations are analysed as follows:
Balance at beginning of period	100
Interest paid on structural borrowings of with-profits operations
Face amount	£ 100
Interest rate (as a percent)	8.50%